OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Other [Abstract]
Summary of other
The company’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2021	2020	2019
Change in fair value of property, plant and equipment		$(73)	$(43)	$(49)
Share-settlement liability		(65)	(158)	—
Legal provisions	26	(55)	(231)	—
Amortization of service concession assets		(15)	(8)	(20)
Cash flow hedge associated with the disposal of assets	4	(6)	—	—
Transaction costs		—	(12)	(6)
Loss on debt extinguishment		—	—	(23)
Other		(63)	(41)	(99)
		$(277)	$(493)	$(197)